Carillon Eagle Mid Cap Growth Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Aerospace & Defense - 6.0%
Axon Enterprise, Inc. (a)	177,175	$75,244,451
Carpenter Technology Corp.	183,485	72,320,613
Howmet Aerospace, Inc.	165,170	38,065,078
Karman Holdings, Inc. (a)	290,744	23,274,057
StandardAero, Inc. (a)	1,639,653	42,352,237
Woodward, Inc.	95,464	34,168,475
		285,424,911

Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	444,300	73,784,901

Beverages - 0.6%
Celsius Holdings, Inc. (a)	867,786	30,789,047

Biotechnology - 5.2%
Alnylam Pharmaceuticals, Inc. (a)	251,940	83,359,388
Insmed, Inc. (a)	391,484	64,015,464
Natera, Inc. (a)	352,812	70,558,872
Neurocrine Biosciences, Inc. (a)	242,495	31,946,291
		249,880,015

Capital Markets - 6.6%
Ares Management Corp. - Class A	605,509	66,061,032
Coinbase Global, Inc. - Class A (a)	69,591	12,151,284
Houlihan Lokey, Inc.	393,521	56,517,486
LPL Financial Holdings, Inc.	290,532	87,400,742
Moody's Corp.	44,360	19,352,050
Robinhood Markets, Inc. - Class A (a)	656,867	45,520,883
Tradeweb Markets, Inc. - Class A	232,714	27,381,129
		314,384,606

Commercial Services & Supplies - 3.0%
RB Global, Inc.	969,495	92,926,096
Waste Connections, Inc.	308,512	50,114,689
		143,040,785

Construction & Engineering - 3.9%
Comfort Systems USA, Inc.	36,657	50,549,636
Dycom Industries, Inc. (a)	34,384	11,649,987
Quanta Services, Inc.	223,551	122,733,970
		184,933,593

Construction Materials - 0.9%
Martin Marietta Materials, Inc.	72,458	42,654,575

Consumer Staples Distribution & Retail - 2.6%
Casey's General Stores, Inc.	173,980	126,633,083

Electrical Equipment - 4.2%
Rockwell Automation, Inc.	65,831	23,625,429
Vertiv Holdings Co. - Class A	706,142	176,945,063
		200,570,492

Energy Equipment & Services - 1.3%
Baker Hughes Co.	1,041,540	63,586,017

Entertainment - 3.0%
ROBLOX Corp. - Class A (a)	1,082,045	61,200,465
Take-Two Interactive Software, Inc. (a)	157,304	31,067,540
TKO Group Holdings, Inc.	247,762	49,961,207
		142,229,212

Financial Services - 1.6%
Corpay, Inc. (a)	196,171	57,083,799
Shift4 Payments, Inc. - Class A (a)(b)	434,740	19,011,180
		76,094,979

Ground Transportation - 0.8%
XPO, Inc. (a)	185,638	36,115,873

Health Care Equipment & Supplies - 3.6%
Dexcom, Inc. (a)	689,974	43,330,367
IDEXX Laboratories, Inc. (a)	140,990	79,220,871
Insulet Corp. (a)	143,785	30,171,845
Medline, Inc. - Class A (a)	378,514	16,843,873
		169,566,956

Health Care Providers & Services - 3.9%
Cardinal Health, Inc.	106,901	22,589,251
Cencora, Inc.	413,302	129,834,690
Encompass Health Corp.	337,852	32,680,424
		185,104,365

Health Care Technology - 0.4%
Veeva Systems, Inc. - Class A (a)	97,982	17,211,518

Hotels, Restaurants & Leisure - 11.1%
Cava Group, Inc. (a)	528,069	42,720,782
DraftKings, Inc. - Class A (a)	2,065,405	44,654,056
Dutch Bros, Inc. - Class A (a)	651,234	32,991,514
Hilton Worldwide Holdings, Inc.	447,873	136,189,222
Royal Caribbean Cruises Ltd.	411,620	113,269,592
Viking Holdings Ltd. (a)	1,012,470	74,396,296
Wingstop, Inc.	246,649	38,223,195
Wynn Resorts Ltd.	484,763	49,227,683
		531,672,340

Independent Power and Renewable Electricity Producers - 1.1%
Vistra Corp.	335,472	50,431,506

Industrial REITs - 0.8%
EastGroup Properties, Inc.	207,451	38,397,106

Interactive Media & Services - 1.0%
Reddit, Inc. - Class A (a)	346,807	46,697,563

IT Services - 4.1%
Akamai Technologies, Inc. (a)	370,464	42,547,790
Cloudflare, Inc. - Class A (a)	432,046	89,148,372
MongoDB, Inc. (a)	119,324	29,206,935
Okta, Inc. (a)	415,439	32,699,204
		193,602,301

Life Sciences Tools & Services - 0.8%
IQVIA Holdings, Inc. (a)	129,845	22,143,766
Medpace Holdings, Inc. (a)	31,489	15,120,703
		37,264,469

Machinery - 4.3%
Cummins, Inc.	58,909	31,694,220
ITT, Inc.	382,288	72,837,333
Westinghouse Air Brake Technologies Corp.	399,306	99,790,562
		204,322,115

Media - 0.4%
The Trade Desk, Inc. - Class A (a)	818,980	18,582,656

Oil, Gas & Consumable Fuels - 2.3%
Antero Resources Corp. (a)	1,245,041	52,839,540
Permian Resources Corp. - Class A	2,728,436	58,170,256
		111,009,796

Real Estate Management & Development - 0.8%
Jones Lang LaSalle, Inc. (a)	123,484	37,578,651

Semiconductors & Semiconductor Equipment - 7.8%
Entegris, Inc.	391,408	45,888,674
MACOM Technology Solutions Holdings, Inc. (a)	255,288	56,691,806
Marvell Technology, Inc.	484,002	47,940,398
Monolithic Power Systems, Inc.	75,160	82,176,186
Qnity Electronics, Inc.	518,222	59,792,455
Teradyne, Inc.	228,267	67,672,035
Tower Semiconductor Ltd. (a)	74,463	13,066,767
		373,228,321

Software - 7.4%
Datadog, Inc. - Class A (a)	637,888	75,302,679
Dynatrace, Inc. (a)	833,666	30,828,969
PTC, Inc. (a)	321,841	45,859,124
Samsara, Inc. - Class A (a)	1,082,644	34,308,988
Trimble, Inc. (a)	764,960	49,898,341
Tyler Technologies, Inc. (a)	162,303	55,569,301
Zoom Communications, Inc. (a)	473,801	38,088,862
Zscaler, Inc. (a)	175,477	24,617,668
		354,473,932

Specialty Retail - 6.3%
Burlington Stores, Inc. (a)	208,712	67,910,711
Carvana Co. (a)	207,421	65,209,014
Chewy, Inc. - Class A (a)	1,310,583	35,385,741
Floor & Decor Holdings, Inc. - Class A (a)	632,209	32,116,217
Ross Stores, Inc.	455,726	98,723,923
		299,345,606

Trading Companies & Distributors - 1.8%
Core & Main, Inc. - Class A (a)	693,574	34,262,555
Ferguson Enterprises, Inc.	227,030	52,957,018
		87,219,573
TOTAL COMMON STOCKS (Cost $3,518,686,991)		4,725,830,863

SHORT-TERM INVESTMENTS - 0.4%	Shares	Value
Money Market Funds - 0.4% First American Government Obligations Fund - Class X, 3.58% (c)	18,322,394	18,322,394
TOTAL SHORT-TERM INVESTMENTS (Cost $18,322,394)		18,322,394

TOTAL INVESTMENTS - 99.5% (Cost $3,537,009,385)		4,744,153,257
Other Assets in Excess of Liabilities - 0.5%		22,642,250
TOTAL NET ASSETS - 100.0%		$4,766,795,507

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The total market value of these securities was $18,003,291 which represented 0.4% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026. Investment made with cash collateral received for securities on loan.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Carillon Eagle Mid Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,725,830,863	$–	$–	$4,725,830,863
Money Market Funds	18,322,394	–	–	18,322,394
Total Investments	$4,744,153,257	$–	$–	$4,744,153,257

Refer to the Schedule of Investments for further disaggregation of investment categories.